Earnings Per Share (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share (Textual) [Abstract]
Shares excluded from computation of diluted EPS	436,000	1,125,000	1,136,000